1933 Act File No. 333-128884
                                                     1940 Act File No. 811-21822


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

    Post-Effective Amendment No.                                          5


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

    Amendment No.                                                         7


                         FEDERATED MANAGED POOL SERIES

               (Exact name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



It is proposed that this filing will become effective:

__ __ immediately upon filing pursuant to paragraph (b)
_X_ on _January 31, 2008_ pursuant to paragraph (b)
_ _ 60 days after filing pursuant to paragraph (a) (i)
___ on _________________ pursuant to paragraph (a) (i)
___ 75 days after filing pursuant to paragraph (a) (ii)
___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

_X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                 Copies To:

Melanie C. Maloney, Esquire
and
Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, DC  20006






PART C.     OTHER INFORMATION.

Item 23.    Exhibits:

             (a)   (i)   Conformed copy of Declaration of Trust of the
                         Registrant; (1)
                   (ii)  Conformed copy of Amendment No. 1 to the
                         Declaration of Trust of the Registrant; (2)
             (b)   (i)   Copy of By-Laws of the Registrant; (1)
                   (ii)  Copy of Amendment No. 1 to the By-laws of the
                         Registrant (2)
             (c)         N/A
             (d)   (i)   Conformed copy of Investment Advisory Contract of
                         the Registrant; (2)
             (e)   (i)   Copy of Distributor's Contract, including Exhibit
                         A, of the Registrant; (2)
             (f)         Not applicable;
             (g)   (i)   Conformed copy of Custodian Agreement of the
                         Registrant; (2)
                  (ii)   Conformed copy of Custodian Fee
                         Schedule; (2)
             (h)  (i)    The Registrant herby incorporates by reference the
                         conformed copy of the Agreement for Administrative
                         Services, with Exhibit 1 and Amendments 1 and 2
                         attached, between Federated Administrative Services
                         and the Registrant form Item 23(h)(iv) of the
                         Federated Total Return Series, Inc Registration
                         Statement on form N-1A, filed with the Commission
                         on November 29, 2004. (File Nos. 33-50773 and 811-
                         7115);
             (ii)        The Registrant hereby incorporates the conformed
                         copy of Amendment No. 2 to the Amended & Restated
                         Agreement for Fund Accounting Services,
                         Administrative Services, Transfer Agency Services
                         and Custody Services Procurement from Item 23
                         (h)(v) of the Federated U.S. Government Securities:
                         2-5 Years Registration Statement on Form N-1A,
                         filed with the Commission on March 30, 2004. (File
                         Nos. 2-75769 and 811-3387);
             (iii)       The Registrant hereby incorporates the conformed
                         copy of Amendment No. 3 to the Amended & Restated
                         Agreement for Fund Accounting Services,
                         Administrative Services, Transfer Agency Services
                         and Custody Services Procurement from Item 23
                         (h)(v) of the Federated U.S. Government Securities:
                         2-5 Years Registration Statement on Form N-1A,
                         filed with the Commission on March 30, 2004. (File
                         Nos. 2-75769 and 811-3387);
             (iv)        Conformed copy of Principal Shareholder Servicer's
                         Agreement (Class B Shares); (23)
             (v)         Conformed copy of Shareholder Services Agreement
                         (Class B Shares); (23)
             (vi)        The responses described in Item 23(e)(iv) are
                         hereby incorporated by reference.
             (vii)       The Registrant hereby incorporates by reference the
                         conformed copy of the Agreement for Administrative
                         Services, with Exhibit 1 and Amendments 1 and 2
                         attached, between Federated Administrative Services
                         and the Registrant from Item 23(h)(iv)of the
                         Federated Total Return Series, Inc. Registration
                         Statement on Form N-1A, filed with the Commission
                         on November 29, 2004.  (File Nos. 33-50773 and 811-
                         7115);
             (viii)      The Registrant hereby incorporates the conformed
                         copy of the Second Amended and Restated Services
                         Agreement, with attached Schedule 1 revised
                         6/30/04, from Item 23(h)(vii) of the Cash Trust
                         Series,  Inc. Registration Statement on Form N-1A,
                         filed with the Commission on July 29, 2004. (File
                         Nos. 33-29838 and 811-5843)
             (ix)        The Registrant hereby incorporates the conformed
                         copy of the Financial Administration and Accounting
                         Services Agreement, with attached Exhibit A revised
                         6/30/04, from Item (h)(viii) of the Cash Trust
                         Series, Inc. Registration Statement on Form N-1A,
                         filed with the Commission on July 29, 2004. (File
                         Nos. 33-29838 and 811-5843)
             (x)         The Registrant hereby incorporates by reference the
                         conformed copy of the Agreement for Administrative
                         Services, with Exhibit 1 and Amendments 1 and 2
                         attached, between Federated Administrative Services
                         and the Registrant from Item 23(h)(iv) of the
                         Federated Total Return Series, Inc. Registration
                         Statement on Form N-1A, filed with the Commission
                         on November 29, 2004.  (File Nos. 33-50773 and 811-
                         7115);
             (xi)        The Registrant hereby incorporates the conformed
                         copy of Transfer Agency and Service Agreement
                         between the Federated Funds and State Street Bank
                         and Trust Company from Item 23(h)(viii)of the
                         Federated Total Return Government Bond Fund
                         Registration Statement on Form N-1A, filed with the
                         Commission on April 28, 2006 (File Nos. 33-60411
                         and 811-07309);
             (xii)       The Registrant hereby incorporates by reference the
                         conformed copy of Amendment No. 3 to the Agreement
                         for Administrative Services between Federated
                         Administrative Services Company and the Registrant
                         dated June 1, 2005, from Item 23 (h) (ii) of the
                         Cash Trust Series, Inc. Registration Statement on
                         Form N-1A, filed with the Commission on July 27,
                         2005. (File Nos. 33-29838 and 811-5843);    (i)
                         Conformed copy of Opinion and Consent of Counsel as
                         to legality of shares being registered; (2)
             (j)         Conformed copy of Consent of Independent Public
                         Accountants; (2)
             (k)         Not applicable;
             (l)         Conformed copy of Initial Capital Understanding;
                         (2)
             (m)         Not applicable;
             (n)         Not applicable;
             (o)    (i)  Conformed copy of Powers of Attorney of Registrant;
                         (1)
                   (ii)  Conformed copy of Power of Attorney of a Trustee;
                         (+)
             (p)         The Registrant hereby incorporates the conformed
                         copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from
                         Item 23(p) of the Money Market Obligations Trust
                         Registration Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos. 33-
                         31602 and 811-5950);

_______________________________________________________________________

+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed with the Commission on October 7, 2005. (File Nos. 333-128884 and 811-21822).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed June 6, 2006 (File Nos. 333-128884 and 811-21822).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed February 16, 2007 (File Nos. 333-128884 and 811-21822).


Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (1)

Item 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                     John B. Fisher

Vice Chairman:                                   William D. Dawson, III

Senior Vice Presidents:                          Todd Abraham
                                                 J. Scott Albrecht
                                                 Joseph M. Balestrino
                                                 Randall Bauer
                                                 Jonathan C. Conley
                                                 Deborah A. Cunningham
                                                 Mark E. Durbiano
                                                 Donald T. Ellenberger
                                                 Susan R. Hill
                                                 Robert M. Kowit
                                                 Jeffrey A. Kozemchak
                                                 Mary Jo Ochson
                                                 Robert J. Ostrowski
                                                 Ihab Salib
                                                 Paige Wilhelm

Vice Presidents:                                 Nancy J.Belz
                                                 G. Andrew Bonnewell
                                                 Hanan Callas
                                                 Jerome Conner
                                                 James R. Crea, Jr.
                                                 Karol Crummie
                                                 Lee R. Cunningham, II
                                                 B. Anthony Delserone,Jr.
                                                 William Ehling
                                                 Eamonn G. Folan
                                                 Richard J. Gallo
                                                 John T. Gentry
                                                 Kathyrn P. Glass
                                                 Patricia L. Heagy
                                                 William R. Jamison
                                                 Nathan H. Kehm
                                                 John C. Kerber
                                                 J. Andrew Kirschler
                                                 Marian R. Marinack
                                                 Kevin McCloskey
                                                 John W. McGonigle
                                                 Natalie F. Metz
                                                 Thomas J. Mitchell
                                                 Joseph M. Natoli
                                                 Bob Nolte
                                                 Mary Kay Pavuk
                                                 Jeffrey A. Petro
                                                 John Polinski
                                                 Rae Ann Rice
                                                 Brian Ruffner
                                                 Roberto Sanchez-Dahl,Sr.
                                                 John Sidawi
                                                 Michael W. Sirianni, Jr.
                                                 Christopher Smith
                                                 Kyle Stewart
                                                 Mary Ellen Tesla
                                                 Timothy G. Trebilcock
                                                 Paolo H. Valle
                                                 Stephen J. Wagner
                                                 Mark Weiss
                                                 George B. Wright

Assistant Vice Presidents:                       Jason DeVito
                                                 Bryan Dingle
                                                 Timothy Gannon
                                                 James Grant
                                                 Tracey L. Lusk
                                                 Ann Manley
                                                 Karl Mocharko
                                                 Joseph Mycka
                                                 Nick Navari
                                                 Gene Neavin
                                                 Liam O'Connell
                                                 Nichlas S. Tripodes

Secretary:                                       G. Andrew Bonnewell

Treasurer:                                       Thomas R. Donahue

Assistant Treasurer:                             Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.  Principal Underwriters:

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust;
                Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


        (b)

         (1)                         (2)                        (3)
Positions and Offices                                  Positions and Offices
  With Distributor                  Name                  With Registrant
_____________________         _________________        ______________________

Chairman:                     Richard B. Fisher        Vice Chairman

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President and Director:       Thomas E. Territ

Director:                     Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Michael Bappert
                              Michael Benacci
                              Richard W. Boyd
                              Charles L. Davis, Jr.
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              James M. Heaton
                              Harry J. Kennedy
                              Michael W. Koenig
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Richard C. Mihm
                              Keith Nixon
                              Rich Paulson
                              Solon A. Person, IV
                              Chris Prado
                              Brian S. Ronayne
                              Colin B. Starks
                              Robert F. Tousignant
                              William C. Tustin
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Daniel Brown
                              Bryan Burke
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter Germain
                              Jamie Getz
                              Scott Gundersen
                              Peter Gustini
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Jeffrey S. Jones
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Joseph McGinley
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              John A. O'Neill
                              James E. Ostrowski
                              Stephen Otto
                              Brian Paluso
                              Mark Patsy
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Ronald Reich
                              Christopher Renwick
                              Diane M. Robinson
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jack L. Streich
                              Mark Strubel
                              Michael Vahl
                              David Wasik
                              G. Walter Whalen
                              Stephen White
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Erik Zettlemayer
                              Paul Zuber

Assistant Vice Presidents:    Robert W. Bauman
                              William Rose

Secretary:                    C. Todd Gibson

Assistant Treasurer:          Lori A. Hensler
                              Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28. Location of Accounts and Records:

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                    Reed Smith LLP
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779
                              (Notices should be sent to the Agent for Service at the above address)

                              Federated Investors Funds
                              5800 Corporate Drive
                              Pittsburgh, PA  15237-7000

Federated Shareholder         P.O. Box 8600
Services Company              Boston, MA  02266-8600
("Custodian, Transfer Agent
and Dividend
Disbursing Agent")

Federated Services Company    Federated Investors Tower
("Administrator")             1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779

Federated Investment          Federated Investors Tower
Management Company            1001 Liberty Avenue
("Adviser")                   Pittsburgh, PA  15222-3779


Item 29.    Management Services:  Not applicable.

Item 30.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.





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                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MANAGED POOL SERIES, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of January, 2008.

                          FEDERATED MANAGED POOL SERIES

                        BY: /s/Todd P. Zerega
                        Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                   TITLE                     DATE

By:   /s/Todd P. Zerega
      Todd P. Zerega       Attorney In Fact          January 25, 2008
                           ASSISTANT SECRETARY
                           for the Persons
                           Listed Below

      NAME                   TITLE

John F. Donahue*              Trustee

J. Christopher Donahue*       President and Trustee
                              (Principal Executive Officer)

Richard J. Thomas*            Treasurer
                              (Principal Financial Officer)

Thomas G. Bigley*             Trustee

John T. Conroy, Jr.*          Trustee

Nicholas P. Constantakis*     Trustee

John F. Cunningham*           Trustee

Peter E. Madden*              Trustee

Charles F. Mansfield, Jr.*    Trustee

John E. Murray, Jr.*          Trustee

Thomas O' Neill               Trustee

Marjorie P. Smuts*            Trustee

John S. Walsh*                Trustee

James F. Will                 Trustee

R. James Nicholson            Trustee

*By Power of Attorney